Pension and Other Employee Obligations - Maturity Analysis of Defined Benefit Payments (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 25,480
2022 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	1,429
2023 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	1,579
2024 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	1,762
2025 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,206
2026 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,595
Thereafter [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 15,909